Nature of Business and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Nature of Business and Basis of Presentation

1. Nature of the Business and Basis of Presentation

Dyne Therapeutics, Inc. (the “Company”) is building a leading muscle disease company focused on advancing innovative life-transforming therapeutics for people living with genetically driven diseases that was incorporated in Delaware on December 1, 2017 and has a principal place of business in Waltham, Massachusetts.

The Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, risks of failure of preclinical studies and clinical trials, the need to obtain marketing approval for its product candidates, fluctuations in operating results, compliance with government regulations, the ability to establish clinical- and commercial-scale manufacturing processes, the impact of the COVID-19 pandemic and the ability to secure additional capital to fund operations. Programs currently under development will require significant additional research and development efforts, including extensive preclinical and clinical testing and regulatory approval prior to commercialization of a product. These efforts require significant amounts of additional capital, adequate personnel and infrastructure and extensive compliance-reporting capabilities. Even if the Company’s development efforts are successful, it is uncertain when, if ever, the Company will realize significant revenue from product sales.

On September 21, 2020, the Company completed its initial public offering (“IPO”) pursuant to which it issued and sold 14,089,314 shares of its common stock, including 1,837,736 shares pursuant to the full exercise of the underwriters’ option to purchase additional shares, at a public offering price of $19.00 per share, resulting in net proceeds of $246.4 million, after deducting underwriting discounts and commissions and offering expenses. Upon the closing of the IPO, all of the Company’s then outstanding convertible preferred stock automatically converted into shares of common stock.

The accompanying financial statements have been prepared on the basis of continuity of operations, realization of assets and the satisfaction of liabilities and commitments in the ordinary course of business. Since inception, the Company has funded its operations with proceeds from the sales of instruments convertible into convertible preferred stock (which converted into convertible preferred stock in 2018), the sale of convertible preferred stock, borrowings under a loan and security agreement (the “Loan Agreement”) and most recently, the sale of common stock in the IPO completed in September 2020. The Company has incurred recurring losses, including net losses of $30.8 million for the nine months ended September 30, 2020 and $14.9 million for the year ended December 31, 2019. As of September 30, 2020, the Company had an accumulated deficit of $50.5 million. The Company expects to continue to generate operating losses for the foreseeable future. As of November 5, 2020, the issuance date of these interim condensed financial statements, the Company expects that its cash and cash equivalents will be sufficient to fund its operating expenses and capital expenditure requirements for at least 12 months from the issuance of these interim condensed financial statements.

To continue its development efforts, the Company will need to obtain substantial additional funding through public or private equity offerings, debt financings, collaborations, strategic alliances and/or licensing arrangements in order to fund its research and development and ongoing operating expenses. The Company may not be able to obtain financing on acceptable terms, when needed or at all, and the Company may not be able to enter into collaborations, strategic alliances or licensing arrangements. The terms of any financing may adversely affect the holdings or the rights of the Company’s stockholders. Any collaborations, strategic alliances or licensing arrangements may require the Company to relinquish rights to certain of its technologies, future revenue streams, research programs or product candidates or grant licenses on terms that may not be favorable to the Company. If the Company is unable to obtain funding, the Company could be forced to delay, limit, reduce or eliminate some or all of its research and development programs, pipeline expansion or future commercialization efforts or grant rights to develop and market product candidates, which could adversely affect its business prospects. Although management will continue to pursue these plans, there is no assurance that the Company will be successful in obtaining sufficient funding on terms acceptable to the Company to fund continuing operations when needed or at all.

To date, the Company has not experienced material business disruptions, including with its vendors, as a result of the COVID-19 pandemic. In March 2020, the Company implemented a remote working policy for many of its employees and began restricting non-essential travel, and on May 18, 2020, when Massachusetts began its staged reopening plan, the Company began implementing a return-to-work plan, in accordance with the guidance and requirements of federal and state authorities. The Company expects to continue to take actions as may be required or recommended by government authorities or as it determines are in the best interests of its employees and other business partners. The Company is continuing to monitor the potential impact of the pandemic, but cannot be certain what the overall impact will be on its business, financial condition, results of operations and prospects.

1. Nature of business and basis of presentation

Nature of business

Dyne Therapeutics, Inc. (the “Company”) is a healthcare company that was incorporated in Delaware on December 1, 2017 and has a principal place of business in Waltham, Massachusetts. The Company’s focus is on advancing innovative life-transforming therapies for genetically driven muscle diseases.

Risks, uncertainties and going concern

The Company is subject to risks common to companies in the biotechnology industry, including, but not limited to, successful development of technology, obtaining additional funding, protection of proprietary technology, compliance with government regulations, risks of failure of preclinical studies and clinical trials, the need to obtain marketing approval for its product candidates, fluctuations in operating results, dependence on key personnel, risks associated with changes in technologies and development by competitors of technological innovations.

To date, the Company has principally raised capital through the private placement of convertible preferred stock. The Company has incurred recurring losses since its inception, including net losses of $14.9 million for the year ended December 31, 2019. In addition, as of December 31, 2019, the Company had an accumulated deficit of $19.7 million. The Company expects to incur additional losses and negative operating cash flows at least for the development period and possibly into the commercialization stage. Based on its recurring losses from operations incurred since inception, expectation of continuing operating losses for the foreseeable future, and need to raise additional capital to finance its future operations, the Company has concluded that there is substantial doubt regarding the Company’s ability to continue as a going concern within one year after the date that these financial statements are issued.

The Company will require substantial additional capital to fund its research and development and ongoing operating expenses. These capital requirements are expected to be funded through debt and equity offerings as well as possible strategic collaborations with other companies. If the Company is unable to raise additional funds when needed, it may be required to delay, reduce or eliminate its product development or future commercialization efforts, or grant rights to develop and market product candidates that the Company would otherwise prefer to develop and market itself. While there can be no assurance the Company will be able to reduce operating expenses or raise additional capital, management believes its historical success in managing cash flows and obtaining capital will continue in the foreseeable future.

The Company is seeking to complete an initial public offering (“IPO”) of its common stock. Upon the completion of an IPO on specified terms, the Company’s outstanding convertible preferred stock will automatically convert into shares of common stock (see Note 8). In the event the Company does not complete an IPO, the Company expects to seek additional funding through private equity financings, debt financings or other capital sources, including collaborations with other companies or other strategic transactions. The Company may not be able to obtain funding on acceptable terms, or at all. The terms of any future financing may adversely affect the holdings or the rights of the Company’s existing stockholders.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. These financial statements do not include any adjustments that might result from the outcome of this uncertainty.

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COVID-19

In March 2020, the spread of the novel coronavirus began to cause business disruptions for the Company and many of the Company’s vendors. In addition, the Company has taken a series of actions aimed at safeguarding the Company’s employees and business associates, including implementing a work-at-home policy. These disruptions could result in increased costs of execution of development plans or may negatively impact the quality, quantity, timing and regulatory usability of data that the Company would otherwise be able to collect. While these disruptions are currently expected to be temporary, there is considerable uncertainty around the duration of these disruptions. Therefore, the related financial impact and duration cannot be reasonably estimated at this time.

Basis of presentation

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative U.S. GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASUs”) issued by the Financial Accounting Standards Board (“FASB”).